Intangible Asset Estimated Amortization Expense (Detail) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Finite-Lived Intangible Assets [Line Items]
2019	¥ 16,703	$ 2,429
2020	16,655	2,422
2021	4,635	674
2022	4,087	594
2023	1,354	197
Thereafter	¥ 4,987	$ 727